Derivative Instruments and Hedging Activities - Additional Information (Details) - USD ($)	1 Months Ended
	Dec. 31, 2018	Dec. 26, 2020
EWC Ventures and its Subsidiaries [Member]
Derivatives Fair Value [Line Items]
Derivative, premium percentage		0.11486%
EWC Ventures and its Subsidiaries [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivatives Fair Value [Line Items]
Derivative, Variable Interest Rate	4.50%	4.50%
Derivative Liability, Notional Amount		$ 175,000
EWC Ventures and its Subsidiaries [Member] | Interest Rate Cap [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivatives Fair Value [Line Items]
Derivative Liability, Notional Amount	$ 175,000
European Wax Center, Inc. and Subsidiaries
Derivatives Fair Value [Line Items]
Derivative Liability, Notional Amount	175,000
Derivative, Notional Amount	$ 175,000
Derivative, Inception Date	Jan. 31, 2019
Derivative, Maturity Date	Sep. 25, 2024
European Wax Center, Inc. and Subsidiaries | Interest Rate Floor [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivatives Fair Value [Line Items]
Derivative, Variable Interest Rate	4.50%
European Wax Center, Inc. and Subsidiaries | Interest Rate Cap [Member]
Derivatives Fair Value [Line Items]
Derivative, premium percentage	0.11486%
European Wax Center, Inc. and Subsidiaries | Interest Rate Cap [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivatives Fair Value [Line Items]
Derivative, Cap Interest Rate	4.50%